Stockholders' Equity (Deficit) (Details)																																															1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 04, 2022 USD ($) $ / shares shares	Jul. 07, 2022 USD ($) $ / shares shares	Jun. 13, 2022 USD ($) $ / shares shares	Jun. 09, 2022 USD ($) $ / shares shares	Jun. 07, 2022 USD ($) $ / shares shares	May 26, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares shares	May 18, 2022 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	Apr. 27, 2022 USD ($) $ / shares shares	Apr. 18, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 18, 2022 USD ($) $ / shares shares	Mar. 17, 2022 shares	Jan. 12, 2022 USD ($) shares	Jan. 07, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($) $ / shares shares	Nov. 19, 2021 USD ($) $ / shares	Nov. 10, 2021 USD ($) $ / shares shares	Oct. 18, 2021 USD ($) $ / shares shares	Aug. 26, 2021 USD ($) $ / shares shares	Aug. 17, 2021 USD ($) shares	Jun. 23, 2021 $ / shares shares	May 12, 2021 $ / shares shares	Apr. 19, 2021 $ / shares shares	Mar. 25, 2021 USD ($) $ / shares shares	Mar. 23, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Mar. 11, 2021 USD ($) $ / shares shares	Feb. 22, 2021 $ / shares shares	Feb. 05, 2021 USD ($) $ / shares shares	Feb. 01, 2021 USD ($) $ / shares shares	Jan. 28, 2021 USD ($) $ / shares shares	Jan. 21, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 14, 2020 USD ($) $ / shares shares	Aug. 27, 2020 USD ($) shares	May 27, 2020 USD ($) shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 19, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Jan. 02, 2020 USD ($) shares	Sep. 02, 2021 $ / shares shares	Jun. 29, 2021 $ / shares shares	May 26, 2021 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Feb. 14, 2022 USD ($)	Dec. 30, 2021 USD ($)	Apr. 25, 2020 USD ($)	Dec. 31, 2019 $ / shares
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized | shares																																							500,000,000											500,000,000			500,000,000		500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares												$ 0.01											$ 0.01																$ 0.01											$ 0.01	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Common Stock, Shares, Issued | shares																																							155,381,183											225,209,745			225,209,745		213,333,170		155,381,183
Accrued Salaries, Current (in Dollars)															$ 19,032
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited | shares															400,000
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited (in Dollars)															$ 4,000
Gains (Losses) on Restructuring of Debt (in Dollars)															$ 15,032																											$ 24,894								$ 0		$ 0	$ 15,032	$ 0	$ 0		$ 6,988
Debt Conversion, Converted Instrument, Amount (in Dollars)																	$ 500,000
Other Accrued Liabilities, Current (in Dollars)																$ 294,912.56	$ 294,912																						$ 0											0			$ 0		19,205		$ 0
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																$ 0.25	$ 0.25
Debt Conversion, Converted Instrument, Shares Issued | shares																3,179,650																																									63,374,555
Stock Issued During Period, Shares, Other | shares				364,176		84,412																	637,953		1,962																												1,720,000				2,151,204
Shares Issued, Price Per Share (in Dollars per share) | $ / shares												0.25									$ 0.25		$ 20		$ 0.01		$ 0.26	$ 0.31				$ 0.25							$ 0.0305										$ 0.25		0.25						$ 0.0305				$ 0.034
(in Dollars)				$ 9,356		$ 1,369																																															$ 198,273	0
Share Price (in Dollars per share) | $ / shares				$ 0.1485		$ 0.1517						$ 0.25																																							$ 0.25
Derivative Liability (in Dollars)																	$ 106,608																																	75,158			75,158
Debt Instrument, Unamortized Discount (in Dollars)																																							$ 756,795																150,000		$ 756,795
Adjustments to Additional Paid in Capital, Other (in Dollars)																																																			$ 226,106
Debt Conversion, Original Debt, Amount (in Dollars)																																																					$ 0	2,653,795	$ 0		$ 1,633,406
Debt Instrument, Face Amount (in Dollars)																																																											$ 5,000,000	$ 460,000
Class of Warrant or Rights, Granted | shares			200,000	364,176		84,412																				6,300,000																											3,470,673		29,820,000		6,582,382
Proceeds from Issuance of Debt (in Dollars)																																																					$ 1,812,500	0	$ 0		$ 1,673,406
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.25	$ 0.5		$ 0.5													$ 0.75	$ 0.75						$ 0.75
Contract, Price Per Share (in Dollars per share) | $ / shares				$ 0.25		$ 0.25
Commitment Shares, Value (in Dollars)				$ 66,400		$ 14,175
Stock Issued During Period, Value, Other (in Dollars)																																																		885,352
Stock Issued During Period, Shares, New Issues | shares																											461,358					6,672,000
Stock Issued During Period, Value, New Issues (in Dollars)																																$ 1,668,000																						1,668,000	$ 1,668,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares																								2,500,000						336,000	336,000																	5,116,668							8,652,668
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares																								$ 0.03						$ 0.03	$ 0.03																	$ 0.03							$ 0.03	[1]
Conversion of Stock, Shares Issued | shares																													600,000																		4,000,001		4,237,424
Number of Individuals																													4
Conversion of Stock, Shares Converted | shares																													4,800																				1,059,356
Stock Issued During Period, Shares, Issued for Services | shares																					312,800				1,962			300,000													386,985	2,901,440
Stock Repurchased and Retired During Period, Shares | shares																							2,000,000
APIC, Share-Based Payment Arrangement, Increase for Cost Recognition (in Dollars)																																																						7,897	$ 13,032
APIC, Share-Based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars)																																																		$ 135,295		195,352	$ 302,310	201,294	$ 676,423		$ 421,502
Preferred Stock, Shares Authorized | shares																				10,000,000																			100,000,000											100,000,000			100,000,000		100,000,000		100,000,000
Dividends, Preferred Stock (in Dollars)																																																		$ 80,392		$ 54,115	$ 160,084	74,614	$ 185,202		$ 75,535
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)																																																		87,053			87,053	2,653,795			21,656
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																			2,257,500	4,252,500						12,600,000
Warrants and Rights Outstanding, Term																				5 years						5 years
Proceeds from Issuance or Sale of Equity (in Dollars)																										$ 3,000,000
Preferred Stock Dividends, Shares | shares					405,131																																		2,151,204
Preferred Stock, Dividends Per Share, Declared (in Dollars per share) | $ / shares					$ 0.2149
Dividends, Preferred Stock, Paid-in-kind (in Dollars)					$ 87,053
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)			$ 23,316																																															$ 63,005			63,005		261,568
Share-Based Payment Arrangement, Noncash Expense (in Dollars)																																																					$ 305,296	559,579	$ 1,039,843		568,363
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount (in Dollars)																																							$ 3,154,383																		$ 3,154,383
Common Stock, Shares, Outstanding | shares																																							155,381,183											225,209,745			225,209,745		213,333,170		155,381,183
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture | shares																					312,800
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture (in Dollars)																					$ 78,200
Class of Warrants, Exercised | shares																																																					0		0		(8,382,382)
Other Nonoperating Gains (Losses) (in Dollars)																																																					$ (11,619)	0
Number of Transactions																																																									19
Stock Issued During Period, Value, Issued for Services (in Dollars)																					$ 78,200																													$ 103,125			103,125	222,480	$ 222,480		$ 7,680
Gain on Settlement of Accounts Payable and Accrued Liabilities (in Dollars)																																									$ 6,988												(78,235)	$ 0	0		399,761
APIC, Share-Based Payment Arrangement, Other, Increase for Cost Recognition (in Dollars)																																																									$ (421,502)
Units Sold | shares																										3,000,000
Unit Price Per Unit (in Dollars per share) | $ / shares																										$ 1
Unit Description																		(a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share								each Unit consisting of (a) one share of a newly formed Series C Convertible Preferred Stock, par value $0.01 per share (the “Series C Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
(in Dollars per share) | $ / shares																																								$ 0.03
Loss on modification of options (in Dollars)																																								$ 4,113
Stock Subscribed [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares																																																			382,353
Stock Issued During Period, Value, Other (in Dollars)																																																					$ (95,588)		$ (119,866)
Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited | shares																																																					(400,000)
Stock Issued During Period, Shares, Other | shares																																																		3,577,720			382,353		479,464
Stock Issued During Period, Value, Other (in Dollars)																																																		$ 41,559			$ 3,824		$ 4,795
Stock Issued During Period, Shares, New Issues | shares																																																						6,672,000	6,672,000
Stock Issued During Period, Value, New Issues (in Dollars)																																																						$ 66,750	$ 66,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares																																																				7,616,668		7,616,668	8,281,668
Conversion of Stock, Shares Issued | shares																																																				4,237,424		4,237,424
Stock Issued During Period, Shares, Issued for Services | shares																																																		750,000		1,962	750,000	1,099,320	1,099,320		200,000
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)																																																		$ 4,051			$ 4,051	$ 339,442			$ 3,869
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																																																		405,131			405,131	33,944,157			386,985
Stock Issued During Period, Value, Issued for Services (in Dollars)																																																		$ 7,500		$ 2	$ 7,500	$ 10,963	$ 10,963		$ 2,000
Gain on Settlement of Accounts Payable and Accrued Liabilities (in Dollars)																																																					$ (4,000)
Options Exercise Price $0.04 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																								$ 0.04
Options Modified | shares																																								150,000
Options Exercise Price $0.05 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																								$ 0.05
Options Modified | shares																																								7,450,000
Options Exercise Price $0.06 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																								$ 0.06
Options Modified | shares																																								1,000,000
Options Exercise Price $12.40 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
(in Dollars per share) | $ / shares																																								$ 21.4
Options Modified | shares																																								67,879
Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares									637,036
Debt Instrument, Unamortized Discount (in Dollars)									$ 27,777
Debt Instrument, Fee Amount (in Dollars)									159,259
Debt Instrument, Face Amount (in Dollars)									$ 277,777
Class of Warrant or Rights, Granted | shares									277,777
Proceeds from Issuance of Debt (in Dollars)									$ 250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares									$ 0.5
Agreement with Investors Regarding Exercise Price of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																																													1,000,000
Class of Warrants, Exercised | shares																																													2,769,482
Other Nonoperating Gains (Losses) (in Dollars)																																													$ 77,652
Cashless Exercise of Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																																												4,098,556
Class of Warrants, Exercised | shares																																												4,480,938
Other Nonoperating Gains (Losses) (in Dollars)																																												$ 182,295
Additional Shares for Variable Conversion Feature on Warrants [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																																										1,011,967
Valuation, Market Approach [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares																																																		$ 0.127			$ 0.127
Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																$ 0.01
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																$ 0.25
Debt Conversion, Converted Instrument, Shares Issued | shares																3,179,650
Stock Issued During Period, Shares, Other | shares													1,720,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.25	$ 0.25
Debt Instrument, Unamortized Discount (in Dollars)													$ 75,000
Debt Instrument, Fee													Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior its maturity
Debt Instrument, Face Amount (in Dollars)	$ 29,412	$ 317,647											$ 750,000																																													$ 175,000
Class of Warrant or Rights, Granted | shares	12,059	130,235											750,000
Proceeds from Issuance of Debt (in Dollars)	$ 25,000	$ 270,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 0.5	$ 0.5											$ 0.5
Stock Issued During Period, Value, Other (in Dollars)													$ 430,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings | shares																																																			600,000
Waiver Fee [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares												1,541,721
Other Noncash Expense (in Dollars)																																																					$ 385,431
Stock Issued During Period, Value, Other (in Dollars)																																																					$ 367,158
Waiver Fee [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares																																																					2,261,721
Stock Issued During Period, Value, Other (in Dollars)																																																					$ 22,617
Accrued Liabilities [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars)																						$ 156,441
Debt Conversion, Converted Instrument, Shares Issued | shares																						625,764																																	479,464
Accrued Liabilities [Member] | Stock Subscribed [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares																																																							146,300
Services [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares																																														200,000
Stock Issued During Period, Value, Issued for Services (in Dollars)																																														$ 7,680
Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
APIC, Share-Based Payment Arrangement, Option, Increase for Cost Recognition (in Dollars)																																																									164,647
Share-Based Payment Arrangement, Noncash Expense (in Dollars)																																																		$ 135,295			302,310	201,000
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount (in Dollars)																																																		2.2			2.2
Share-Based Payment Arrangement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense (in Dollars)																																																									$ 67,623
Minimum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																																							$ 0.0108																		$ 0.0108
Maximum [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																																							$ 0.012																		$ 0.012
Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																																									$ 813,000
Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																																									70,658
AJB Capital Note [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Unamortized Discount (in Dollars)													$ 424,914																																					230,258			230,258
Debt Instrument, Fee													Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior to its maturity
Debt Instrument, Face Amount (in Dollars)													$ 750,000
Class of Warrant or Rights, Granted | shares													750,000
Proceeds from Issuance of Debt (in Dollars)													$ 675,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 0.5
Stock Issued During Period, Value, Other (in Dollars)													$ 324,962
AJB Capital Note [Member] | Warrant and Commitment Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Unamortized Discount (in Dollars)																																																		349,914			349,914
Accounts Payable [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																																			$ 95,558
Cavalry Fund 1 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares										720,000
Diamond Note 3 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares										96,471
(in Dollars)										$ 765
Share Price (in Dollars per share) | $ / shares										$ 0.16
Debt Instrument, Unamortized Discount (in Dollars)										$ 83,823																																								48,962			48,962
Debt Instrument, Face Amount (in Dollars)										$ 235,294
Class of Warrant or Rights, Granted | shares										96,471
Proceeds from Issuance of Debt (in Dollars)										$ 200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 0.5
Contract, Price Per Share (in Dollars per share) | $ / shares										$ 0.25
Contract Shares, Value (in Dollars)										$ 24,118
Commitment Shares, Value (in Dollars)										15,434
Stock Issued During Period, Value, Other (in Dollars)										16,200
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)										$ 8,800
Diamond Note 4 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares								19,294
(in Dollars)								$ 249
Share Price (in Dollars per share) | $ / shares								$ 0.1517
Debt Instrument, Unamortized Discount (in Dollars)								$ 7,059																																										12,493			12,493
Debt Instrument, Face Amount (in Dollars)								$ 47,059
Class of Warrant or Rights, Granted | shares								19,294
Proceeds from Issuance of Debt (in Dollars)								$ 40,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 0.5
Contract, Price Per Share (in Dollars per share) | $ / shares								$ 0.25
Commitment Shares, Value (in Dollars)								$ 3,160
Stock Issued During Period, Value, Other (in Dollars)								3,160
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)								2,960
Diamond Note 4 [Member] | Warrant and Commitment Fees [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Unamortized Discount (in Dollars)								$ 17,885
Finnegan Note 1 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares							19,295
(in Dollars)							$ 222
Share Price (in Dollars per share) | $ / shares							$ 0.1794
Debt Instrument, Unamortized Discount (in Dollars)							$ 17,005																																											$ 13,162			$ 13,162
Debt Instrument, Face Amount (in Dollars)							$ 47,059
Class of Warrant or Rights, Granted | shares							19,295
Proceeds from Issuance of Debt (in Dollars)							$ 40,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares							$ 0.5
Contract, Price Per Share (in Dollars per share) | $ / shares							$ 0.25
Commitment Shares, Value (in Dollars)							$ 3,240
Stock Issued During Period, Value, Other (in Dollars)							3,240
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)							$ 2,000
Eagle Equities Note 4 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																																					$ 0.01224	$ 0.012
Debt Conversion, Converted Instrument, Shares Issued | shares																																					3,505,964	4,123,750
Eagle Equities Note 4 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																					$ 39,000	$ 45,000
Eagle Equities Note 4 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																					$ 3,913	$ 4,485
Eagle Equities Note 5 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																																			$ 0.01266	$ 0.01224
Debt Conversion, Converted Instrument, Shares Issued | shares																																			4,319,378	4,463,507
Eagle Equities Note 5 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																			$ 50,000	$ 50,000
Eagle Equities Note 5 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																			$ 4,683	4,633
Eagle Equities Note 6 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																																	$ 0.01575	$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued | shares																																	7,285,062	6,449,610
Eagle Equities Note 6 [Member] | Principal [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																	$ 107,200	$ 93,000		93,000
Eagle Equities Note 6 [Member] | Accrued Interest [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Original Debt, Amount (in Dollars)																																	$ 7,540	$ 6,324		$ 6,324
Eagle Equities Note 7 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																															$ 0.24984
Debt Conversion, Converted Instrument, Shares Issued | shares																															1,184,148
Debt Conversion, Original Debt, Amount (in Dollars)																															$ 200,200
Stock Issued During Period, Shares, New Issues | shares																															0.24984
Eagle Equities Note 8 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																															$ 0.23851
Debt Conversion, Converted Instrument, Shares Issued | shares																															639,593
Debt Conversion, Original Debt, Amount (in Dollars)																															$ 114,400
Stock Issued During Period, Shares, New Issues | shares																															0.23851
Eagle Equities Note 9 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																															$ 0.24984
Debt Conversion, Converted Instrument, Shares Issued | shares																															605,177
Debt Conversion, Original Debt, Amount (in Dollars)																															$ 114,400
Stock Issued During Period, Shares, New Issues | shares																															0.24984
Eagle Equities Note 10 [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																															$ 0.23748
Debt Conversion, Converted Instrument, Shares Issued | shares																															1,095,131
Debt Conversion, Original Debt, Amount (in Dollars)																															$ 200,200
Stock Issued During Period, Shares, New Issues | shares																															0.23748
Restricted Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares																3,179,650	3,179,650
Conversion of Stock, Shares Issued | shares																													600,000
Series C Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																										$ 0.5
Stock Issued During Period, Shares, New Issues | shares																										3,000,000
Stock Issued During Period, Value, New Issues (in Dollars)																																																						1,491,283	$ 1,491,283
Conversion of Stock, Shares Issued | shares																																															4,000,001		4,237,424
Conversion of Stock, Shares Converted | shares																																															1,000,000		1,059,356
Preferred Stock, Shares Authorized | shares																																																		3,000,000			3,000,000		3,000,000
Dividends, Preferred Stock (in Dollars)																																																					$ 42,078		$ 87,059
Conversion of Stock, Amount Converted (in Dollars)																																																					0	31,781	$ 61,781		$ 0
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares																																															$ 0.25		$ 0.25
Dividends Payable (in Dollars)																																																		$ 32,955			$ 32,955
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																			2,257,500							6,300,000
Warrants and Rights Outstanding, Term																										5 years
Proceeds from Issuance or Sale of Equity (in Dollars)																										$ 3,000,000
Preferred Stock, Voting Rights																																																					Voting Rights. Holders of the Series C Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.		Holders of the Series C Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.
Preferred Stock, Conversion Basis																																																					Conversion. Each holder of our Series C Preferred Stock is entitled to convert their shares of Series C Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series C Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series C Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.
Preferred Stock, Dividend Rate, Percentage																																																					6.00%		6.00%
Preferred Stock, Redemption Terms																																																					Redemption Rights. Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series C Preferred Stock (which the applicable holder of the Series C Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series C Preferred Stock that the Series C Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series C Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.		Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series C Preferred Stock (which the applicable holder of the Series C Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series C Preferred Stock that the Series C Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series C Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.
Preferred Stock, Convertible, Terms																																																							Each holder of our Series C Preferred Stock is entitled to convert their shares of Series C Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series C Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series C Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.
Preferred Stock, Shares Outstanding | shares																																							0											940,644			940,644		940,644		0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																																							$ 0.01											$ 0.01			$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Dividend Payment Terms																																																							Each share of Series C Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series C Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																																																						1,268,717	$ 1,268,717
Convertible Preferred Stock, Shares Issued upon Conversion | shares																										12,600,000
Preferred Stock, Preemptive Rights																																																							Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series C Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series C Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series C Preferred Stock and the date that there are less than 20% of the shares of Series C Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock Equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.
Series C Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued | shares																																																							8,237,425
Series C Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues | shares														411,000
Series A Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share) | $ / shares																																											$ 14.91
Adjustments to Additional Paid in Capital, Other (in Dollars)																													$ 206,242
Conversion of Stock, Shares Issued | shares																													600,000
Number of Individuals																																											4
Stock Issued During Period, Shares, Issued for Services | shares																																											4,800
Preferred Stock, Shares Authorized | shares																																																		500,000			500,000		500,000
Dividends, Preferred Stock (in Dollars)																																																						1,000	$ 1,000
Conversion of Stock, Amount Converted (in Dollars)																													$ 71,558																								$ 0	$ 6,000	$ 6,000		$ 0
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares																													$ 0.463
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)																													$ 277,800
Preferred Stock, Shares Outstanding | shares																																							4,800											0			0		0		4,800
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																																							$ 0.01											$ 0.01			$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Dividend Payment Terms																																											issuance of 755,076 shares of common stock based upon the average price of $0.0132 per share for the five-day period ended December 31, 2020
Dividends Payable, Current (in Dollars)																																											$ 9,967
Stock Issued During Period, Value, Issued for Services (in Dollars)																																											$ 71,558														$ 71,558
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Conversion of Stock, Shares Issued | shares																																																						600,000	600,000
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares																			$ 0.5	$ 0.5
Stock Issued During Period, Shares, New Issues | shares																			1,075,000	2,050,000
Stock Issued During Period, Value, New Issues (in Dollars)																																																							$ 1,719,018
Preferred Stock, Shares Authorized | shares																				10,000,000																														10,000,000			10,000,000		10,000,000
Dividends, Preferred Stock (in Dollars)																																																					$ 96,847		$ 35,327
Preferred Stock, Convertible, Conversion Price (in Dollars per share) | $ / shares																				$ 0.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																				4,252,500
Proceeds from Issuance or Sale of Equity (in Dollars)																			$ 999,250	$ 1,874,450
Preferred Stock, Voting Rights																																																							Holders of the Series D Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class
Preferred Stock, Dividend Rate, Percentage																																																							6.00%
Preferred Stock, Redemption Terms																																																							Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series D Preferred Stock (which the applicable holder of the Series D Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series D Preferred Stock that the Series D Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series D Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.
Preferred Stock, Convertible, Terms																				The number of shares of Common Stock issuable upon the conversion of each share of Series D Preferred Stock is calculated by dividing the Conversion Amount (defined in the COD as the Stated Value, $1.05 per share, plus accrued and unpaid dividends) by the $0.25 conversion price.																																			Conversion. Each holder of our Series D Preferred Stock is entitled to convert their shares of Series D Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series D Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series D Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.
Preferred Stock, Shares Outstanding | shares																																							0											3,100,000			3,100,000		3,100,000		0
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																		$ 0.01		$ 1.05																			$ 0.01											$ 0.01			$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Dividend Payment Terms																																																							Dividends. Each share of Series D Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series D Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)																																																							$ 1,179,682
Unit Price Per Unit (in Dollars per share) | $ / shares																		$ 1
Unit Description																		each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share
Preferred Stock, Preemptive Rights																																																							Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series D Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series D Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series D Preferred Stock and the date that there are less than 20% of the shares of Series D Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.
Proceeds from Issuance of Private Placement (in Dollars)																		$ 3,100,000
Preferred Stock, No Par Value (in Dollars per share) | $ / shares																		$ 0.01
Payments of Stock Issuance Costs (in Dollars)																			$ 75,750	$ 125,500
Series D Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues | shares														1,271,000
Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																							2,000																																24,227
Preferred Stock, Shares Authorized | shares																																																		400,000			400,000		27,324
Dividends, Preferred Stock (in Dollars)																																																						$ 31,536	$ 0		$ 65,568
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)																																																									65,568
Dividends Payable (in Dollars)																																							$ 0																$ 61,818		$ 0
Preferred Stock, Voting Rights																																																			Each one share of the Series X Preferred Stock is entitled to 20,000 votes on all matters submitted to a vote of our shareholders.						Each one share of the Series X Preferred Stock is entitled to 20,000 votes
Preferred Stock, Dividend Rate, Percentage																																																			10.00%				10.00%
Preferred Stock, Shares Outstanding | shares																																							26,227											24,227			24,227		24,227		26,227
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares												$ 0.01																											$ 0.01											$ 0.01	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share) | $ / shares												$ 25																																							$ 25				$ 25
Preferred Stock, Dividend Payment Terms																																																			The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.				The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration.
Dividends Payable, Current (in Dollars)																																																		$ 30,282			$ 30,282		$ 61,818
Number of Note Holders																																																									2
Series X Preferred Stock [Member] | Common Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)																																																									$ 21,511
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																																																									2,151,204
Share-Based Payment Arrangement, Option [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense (in Dollars)																																																				$ 195,000
Investor [Member] | Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Stock Issued During Period, Shares, Other | shares											637,036
Debt Instrument, Unamortized Discount (in Dollars)											$ 27,777
Debt Instrument, Fee Amount (in Dollars)											$ 159,259
Debt Instrument, Fee											Commitment Fee Shares can be decreased to 266,280 shares ($66,570) if the Company repays the Note on or prior to their maturity
Debt Instrument, Face Amount (in Dollars)											$ 277,777
Class of Warrant or Rights, Granted | shares											277,777
Proceeds from Issuance of Debt (in Dollars)											$ 250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 0.5
Investor [Member] | Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Details) [Line Items]
Dividends Payable (in Dollars)																																							$ 26,310																		$ 26,310

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.